Leases - Future minimum lease payments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Future minimum lease payments
2025	¥ 44,594
2026	40,165
2027	30,133
2028	26,129
2029	20,357
2030 and thereafter	40,248
Total lease payments	201,626
Less imputed interest	(39,288)
Present value of lease liabilities	162,338
Operating lease liabilities, current	40,918
Operating lease liabilities, non-current	¥ 121,420	$ 16,634	¥ 107,605